Property and Equipment, Net (Tables) (fuboTV Inc.)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
fuboTV Inc. [Member]
Summary of Property and Equipment Net

Property and equipment, net, is comprised of the following:

	Estimated	March 31,	December 31,
	useful lives	2020	2019

Furniture and fixtures	5 years	$572	$572
Computer equipment	3 years	682	653
Leasehold improvements	Lesser of useful life or lease term	2,272	2,272

		3,526	3,497
Less: Accumulated depreciation		(1,484)	(1,349)
Total property and equipment, net		$2,042	$2,148

Property and equipment, net, is comprised of the following:

	Estimated useful lives	December 31,
		2019	2018
Furniture and fixtures	5 years	$572	$569
Computer equipment	3 years	653	520
Leasehold improvements	Lesser of useful life or lease term	2,272	2,272
		3,497	3,361
Less: Accumulated depreciation		(1,349)	(733)
Total property and equipment, net		$2,148	$2,628